Segment Information (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Line Items]
Number of reportable segments	1	1
Description of information used by CODM	The Company has not generated any revenues from operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) includes the chief executive officer and chief operating officer.	The Company has not generated any revenues from operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) includes the chief executive officer and chief operating officer.
Chief Executive Officer [Member]
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Chief Operating Officer [Member]
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Officer [Member]	Chief Operating Officer [Member]